Financial instruments - Credit risk - Additional information (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Cash and cash equivalents	£ 155	£ 334	£ 113	£ 88
Percentage of cash and cash equivalents held with banks rated A-/A3 or better	91.00%	96.00%
Trade receivables	£ 2,025	£ 2,075
Total past due
Disclosure of detailed information about financial instruments
Trade receivables	480	449	305
Up to one month
Disclosure of detailed information about financial instruments
Trade receivables	259	265	156
Two to three months
Disclosure of detailed information about financial instruments
Trade receivables	130	115	96
Four to six months
Disclosure of detailed information about financial instruments
Trade receivables	56	46	35
Greater than six months
Disclosure of detailed information about financial instruments
Trade receivables	£ 35	£ 23	£ 18